SIGNIFICANT ACCOUNTING POLICIES:	6 Months Ended
Jun. 30, 2022
SIGNIFICANT ACCOUNTING POLICIES:
SIGNIFICANT ACCOUNTING POLICIES:

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of Presentation and Consolidation

We prepared the accompanying unaudited condensed consolidated financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting. Certain information and footnote disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In our opinion, the information contained herein reflects all adjustments necessary for a fair statement of our results of operations, financial position, cash flows, and shareholders’ equity. All such adjustments are of a normal, recurring nature.

The results of operations for the six months ended June 30, 2022 shown in these unaudited condensed consolidated financial statements are not necessarily indicative of the results to be expected for the full year ending December 31, 2022. The unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements included in the Company's Annual Report on Form 20-F for the year ended December 31, 2021.

The condensed consolidated financial statements include the accounts of ironSource Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

There have been no material changes in our significant accounting policies as described in our consolidated financial statements for the year ended December 31, 2021.

b.	Short-Term Deposits

Short-term deposits are bank deposits with maturities over three months and of up to one year. As of June 30, 2022, short-term deposits were denominated in U.S. dollars, bore interest of 3.2% and are presented at their cost, including accrued interest. The recorded amounts of short-term deposits approximate their respective fair value because of the liquidity and short period of time to maturity of these instruments.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued):

c.	New Accounting Pronouncements

Recently issued accounting pronouncements, not yet adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (“Topic 326”): Measurement of Credit Losses on Financial Instruments to introduce a new model for recognizing credit losses on financial instruments based on estimated current expected credit losses, or CECL. Under the new standard, an entity is required to estimate CECL on trade receivables at inception, based on historical information, current conditions, and reasonable and supportable forecasts. ASU No. 2016-13 is effective for us for the annual period beginning after December 15, 2022, including interim periods within that reporting period. We are evaluating the impact of adoption of the new standard on our consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (“Topic 740”): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. ASU No. 2019-12 is effective for us for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. We are evaluating the impact of adoption of the new standard on our consolidated financial statements.